ACCOUNTS RECEIVABLE AND OTHER - Components (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Derivative assets	$ 247	$ 37
Accounts receivable	443	421
Restricted cash and deposits	249	237
Prepaid expenses	162	94
Other current assets	319	192
Total accounts receivable and other	$ 1,420	$ 981